Pruco Life Insurance Company of New Jersey	Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

June 28, 2018

Alberto Zapata, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Initial Registration Statement filing on Form N-6 for the Pruco Life Insurance Company of New Jersey’s VUL Protector®

We are filing with the Commission the initial registration statement on Form N-6 for a new variable universal life insurance policy issued by Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”) called VUL Protector® (“VULP 2018”).

The Staff reviewed and declared effective on May 1, 2014, the previous version of VUL Protector® (“VULP 2014”). VULP 2014 has been offered continuously since it became effective under the 1933 Act. It is intended that once this Registration Statement becomes effective, and subject to state approval, this current version of VUL Protector®, VULP 2018, will replace VULP 2014 for new offers and sales.

In order to assist with the review, we are providing you with a courtesy copy of this registration statement and a comparison document. The comparison document includes the prospectus and statement of additional information of this registration statement compared to the same documents in the VULP 2014 registration statement. The differences are color coded to highlight the changes that we have made in this filing.  New text has been underlined and deleted text is represented with a "-" through the deleted text.

The significant differences between the disclosure in this filing and the filing of VULP 2014 are as follows:

•	Updated COI and rating tables to conform with 2017 CSO Table.

•	Modified the accumulation rate from three percent to zero percent for the Limited No-Lapse Guarantee and Rider to Provide Lapse Protection changing the rates and values of the no-lapse guarantee.

•	Removed the availability of the Lapse Protection Enhancement which may have extended the guarantee against lapse and/or allowed the premium payments to be lowered.

•	Updated Enhanced Cash Value factors so current factors and guaranteed factors are equal.

•	Allowed allocated charges from the Fixed Rate Option.

•	Modified fixed account transfer restrictions to reflect a maximum transfer per policy year from the Fixed Rate Option to the greater of:

1.	$5,000

2.	25% of the amount in Fixed Rate Option or

3.	the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable).

•
In addition, the disclosures generally have been streamlined both in substance and format in order to improve the readability of the prospectus for consumers without diluting the substance of the disclosures consistent with the more recent previously filed, reviewed and determined effective prospectuses for similar products such as

PruLife® SVUL Protector® ("SVULP"), registration number 333-215543. When such disclosures are compared to the SVULP prospectus, the changes to the disclosures are minimal. To provide you with additional context, we have also attached a comparison of the VULP 2018 prospectus to the SVULP prospectus for your convenience.

We request that this registration statement be declared effective by September 7, 2018, to meet Pruco Life of New Jersey’s internal product launch deadline.  To that end, we would appreciate Staff comments on or before August 27, 2018. After receiving and addressing staff comments, we will file a Pre-Effective Amendment to the Registration Statement that will include, among other things, financial statements of the Depositor and Registrant, applicable opinions and consents, and any other exhibits required by Form N-6.

Please feel free to contact me if you have any questions regarding these filings.  I can be reached at (973) 802-4193.

Respectfully yours,

/s/ Jordan K. Thomsen	6/28/2018
Jordan K. Thomsen	Date
Pruco Life Insurance Company of New Jersey

via EDGAR